Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT BOND DEBENTURE FUND INC
Entity Central Index Key	0000060365
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000018454
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class A
Trading Symbol	LBNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.77%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$9,778	$10,000	$10,000
1/31/2015	$9,877	$10,210	$10,069
2/28/2015	$10,087	$10,114	$10,309
3/31/2015	$10,111	$10,161	$10,254
4/30/2015	$10,134	$10,124	$10,378
5/31/2015	$10,220	$10,100	$10,408
6/30/2015	$10,067	$9,990	$10,249
7/31/2015	$10,103	$10,059	$10,187
8/31/2015	$9,871	$10,045	$10,006
9/30/2015	$9,703	$10,113	$9,750
10/31/2015	$9,919	$10,114	$10,015
11/30/2015	$9,802	$10,088	$9,791
12/31/2015	$9,608	$10,055	$9,539
1/31/2016	$9,412	$10,193	$9,388
2/29/2016	$9,398	$10,266	$9,432
3/31/2016	$9,765	$10,360	$9,849
4/30/2016	$10,013	$10,400	$10,242
5/31/2016	$10,079	$10,402	$10,316
6/30/2016	$10,186	$10,589	$10,428
7/31/2016	$10,465	$10,656	$10,691
8/31/2016	$10,616	$10,644	$10,930
9/30/2016	$10,670	$10,638	$11,000
10/31/2016	$10,629	$10,556	$11,035
11/30/2016	$10,657	$10,307	$10,991
12/31/2016	$10,794	$10,321	$11,207
1/31/2017	$10,958	$10,341	$11,358
2/28/2017	$11,095	$10,411	$11,535
3/31/2017	$11,082	$10,405	$11,510
4/30/2017	$11,205	$10,486	$11,640
5/31/2017	$11,287	$10,566	$11,744
6/30/2017	$11,314	$10,556	$11,757
7/31/2017	$11,465	$10,601	$11,893
8/31/2017	$11,491	$10,696	$11,889
9/30/2017	$11,601	$10,645	$11,996
10/31/2017	$11,710	$10,652	$12,043
11/30/2017	$11,720	$10,638	$12,011
12/31/2017	$11,788	$10,687	$12,046
1/31/2018	$11,900	$10,564	$12,123
2/28/2018	$11,741	$10,464	$12,010
3/31/2018	$11,669	$10,531	$11,936
4/30/2018	$11,653	$10,452	$12,015
5/31/2018	$11,696	$10,527	$12,013
6/30/2018	$11,651	$10,514	$12,055
7/31/2018	$11,752	$10,516	$12,190
8/31/2018	$11,883	$10,584	$12,278
9/30/2018	$11,927	$10,516	$12,349
10/31/2018	$11,604	$10,433	$12,147
11/30/2018	$11,545	$10,495	$12,037
12/31/2018	$11,342	$10,688	$11,773
1/31/2019	$11,767	$10,801	$12,313
2/28/2019	$11,934	$10,795	$12,521
3/31/2019	$12,115	$11,002	$12,644
4/30/2019	$12,235	$11,005	$12,821
5/31/2019	$12,215	$11,201	$12,658
6/30/2019	$12,551	$11,341	$12,968
7/31/2019	$12,624	$11,366	$13,035
8/31/2019	$12,682	$11,661	$13,086
9/30/2019	$12,629	$11,599	$13,127
10/31/2019	$12,669	$11,634	$13,158
11/30/2019	$12,678	$11,628	$13,194
12/31/2019	$12,859	$11,620	$13,469
1/31/2020	$12,995	$11,843	$13,470
2/29/2020	$12,924	$12,056	$13,261
3/31/2020	$11,329	$11,985	$11,700
4/30/2020	$11,790	$12,198	$12,145
5/31/2020	$12,268	$12,255	$12,696
6/30/2020	$12,473	$12,332	$12,817
7/31/2020	$12,966	$12,517	$13,425
8/31/2020	$13,170	$12,416	$13,559
9/30/2020	$13,031	$12,409	$13,419
10/31/2020	$13,103	$12,353	$13,479
11/30/2020	$13,601	$12,475	$14,020
12/31/2020	$13,835	$12,492	$14,287
1/31/2021	$13,889	$12,402	$14,342
2/28/2021	$14,028	$12,223	$14,392
3/31/2021	$13,951	$12,071	$14,417
4/30/2021	$14,106	$12,166	$14,575
5/31/2021	$14,131	$12,206	$14,617
6/30/2021	$14,255	$12,291	$14,816
7/31/2021	$14,293	$12,429	$14,868
8/31/2021	$14,366	$12,405	$14,950
9/30/2021	$14,270	$12,298	$14,956
10/31/2021	$14,359	$12,294	$14,928
11/30/2021	$14,282	$12,331	$14,773
12/31/2021	$14,286	$12,299	$15,051
1/31/2022	$13,812	$12,034	$14,638
2/28/2022	$13,647	$11,900	$14,508
3/31/2022	$13,436	$11,569	$14,375
4/30/2022	$13,051	$11,130	$13,853
5/31/2022	$13,020	$11,202	$13,886
6/30/2022	$12,374	$11,026	$12,940
7/31/2022	$12,832	$11,296	$13,719
8/31/2022	$12,623	$10,977	$13,393
9/30/2022	$12,158	$10,502	$12,856
10/31/2022	$12,360	$10,366	$13,223
11/30/2022	$12,603	$10,748	$13,471
12/31/2022	$12,474	$10,699	$13,371
1/31/2023	$12,862	$11,028	$13,894
2/28/2023	$12,607	$10,743	$13,717
3/31/2023	$12,697	$11,016	$13,870
4/30/2023	$12,749	$11,083	$14,006
5/31/2023	$12,567	$10,962	$13,873
6/30/2023	$12,712	$10,923	$14,101
7/31/2023	$12,840	$10,915	$14,303
8/31/2023	$12,750	$10,846	$14,346
9/30/2023	$12,531	$10,570	$14,178
10/31/2023	$12,404	$10,403	$14,002
11/30/2023	$12,930	$10,874	$14,642
12/31/2023	$13,329	$11,291	$15,183
1/31/2024	$13,374	$11,260	$15,187
2/29/2024	$13,400	$11,100	$15,232
3/31/2024	$13,598	$11,203	$15,415
4/30/2024	$13,435	$10,920	$15,261
5/31/2024	$13,619	$11,105	$15,436
6/30/2024	$13,706	$11,210	$15,586
7/31/2024	$13,910	$11,472	$15,892
8/31/2024	$14,135	$11,637	$16,146
9/30/2024	$14,341	$11,793	$16,411
10/31/2024	$14,171	$11,500	$16,321
11/30/2024	$14,378	$11,622	$16,509
12/31/2024	$14,231	$11,432	$16,439

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	6.77%	2.05%	3.82%
Class A with sales charge	4.41%	1.58%	3.59%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,916,287,985
Holdings Count | Holding	923
Advisory Fees Paid, Amount	$ 90,709,003
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018456
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class C
Trading Symbol	BDLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.40%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.12%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,096	$10,210	$10,069
2/28/2015	$10,305	$10,114	$10,309
3/31/2015	$10,324	$10,161	$10,254
4/30/2015	$10,342	$10,124	$10,378
5/31/2015	$10,424	$10,100	$10,408
6/30/2015	$10,263	$9,990	$10,249
7/31/2015	$10,294	$10,059	$10,187
8/31/2015	$10,054	$10,045	$10,006
9/30/2015	$9,878	$10,113	$9,750
10/31/2015	$10,091	$10,114	$10,015
11/30/2015	$9,968	$10,088	$9,791
12/31/2015	$9,765	$10,055	$9,539
1/31/2016	$9,562	$10,193	$9,388
2/29/2016	$9,544	$10,266	$9,432
3/31/2016	$9,910	$10,360	$9,849
4/30/2016	$10,156	$10,400	$10,242
5/31/2016	$10,218	$10,402	$10,316
6/30/2016	$10,320	$10,589	$10,428
7/31/2016	$10,597	$10,656	$10,691
8/31/2016	$10,743	$10,644	$10,930
9/30/2016	$10,793	$10,638	$11,000
10/31/2016	$10,745	$10,556	$11,035
11/30/2016	$10,768	$10,307	$10,991
12/31/2016	$10,901	$10,321	$11,207
1/31/2017	$11,060	$10,341	$11,358
2/28/2017	$11,193	$10,411	$11,535
3/31/2017	$11,174	$10,405	$11,510
4/30/2017	$11,292	$10,486	$11,640
5/31/2017	$11,370	$10,566	$11,744
6/30/2017	$11,390	$10,556	$11,757
7/31/2017	$11,536	$10,601	$11,893
8/31/2017	$11,557	$10,696	$11,889
9/30/2017	$11,661	$10,645	$11,996
10/31/2017	$11,764	$10,652	$12,043
11/30/2017	$11,768	$10,638	$12,011
12/31/2017	$11,831	$10,687	$12,046
1/31/2018	$11,936	$10,564	$12,123
2/28/2018	$11,771	$10,464	$12,010
3/31/2018	$11,693	$10,531	$11,936
4/30/2018	$11,671	$10,452	$12,015
5/31/2018	$11,708	$10,527	$12,013
6/30/2018	$11,672	$10,514	$12,055
7/31/2018	$11,751	$10,516	$12,190
8/31/2018	$11,876	$10,584	$12,278
9/30/2018	$11,914	$10,516	$12,349
10/31/2018	$11,600	$10,433	$12,147
11/30/2018	$11,521	$10,495	$12,037
12/31/2018	$11,313	$10,688	$11,773
1/31/2019	$11,729	$10,801	$12,313
2/28/2019	$11,889	$10,795	$12,521
3/31/2019	$12,064	$11,002	$12,644
4/30/2019	$12,191	$11,005	$12,821
5/31/2019	$12,166	$11,201	$12,658
6/30/2019	$12,477	$11,341	$12,968
7/31/2019	$12,543	$11,366	$13,035
8/31/2019	$12,593	$11,661	$13,086
9/30/2019	$12,535	$11,599	$13,127
10/31/2019	$12,568	$11,634	$13,158
11/30/2019	$12,570	$11,628	$13,194
12/31/2019	$12,758	$11,620	$13,469
1/31/2020	$12,870	$11,843	$13,470
2/29/2020	$12,793	$12,056	$13,261
3/31/2020	$11,212	$11,985	$11,700
4/30/2020	$11,661	$12,198	$12,145
5/31/2020	$12,127	$12,255	$12,696
6/30/2020	$12,322	$12,332	$12,817
7/31/2020	$12,802	$12,517	$13,425
8/31/2020	$12,995	$12,416	$13,559
9/30/2020	$12,852	$12,409	$13,419
10/31/2020	$12,915	$12,353	$13,479
11/30/2020	$13,398	$12,475	$14,020
12/31/2020	$13,621	$12,492	$14,287
1/31/2021	$13,666	$12,402	$14,342
2/28/2021	$13,796	$12,223	$14,392
3/31/2021	$13,713	$12,071	$14,417
4/30/2021	$13,858	$12,166	$14,575
5/31/2021	$13,874	$12,206	$14,617
6/30/2021	$13,989	$12,291	$14,816
7/31/2021	$14,019	$12,429	$14,868
8/31/2021	$14,083	$12,405	$14,950
9/30/2021	$13,982	$12,298	$14,956
10/31/2021	$14,061	$12,294	$14,928
11/30/2021	$13,995	$12,331	$14,773
12/31/2021	$13,975	$12,299	$15,051
1/31/2022	$13,521	$12,034	$14,638
2/28/2022	$13,337	$11,900	$14,508
3/31/2022	$13,125	$11,569	$14,375
4/30/2022	$12,742	$11,130	$13,853
5/31/2022	$12,705	$11,202	$13,886
6/30/2022	$12,070	$11,026	$12,940
7/31/2022	$12,509	$11,296	$13,719
8/31/2022	$12,300	$10,977	$13,393
9/30/2022	$11,841	$10,502	$12,856
10/31/2022	$12,031	$10,366	$13,223
11/30/2022	$12,261	$10,748	$13,471
12/31/2022	$12,129	$10,699	$13,371
1/31/2023	$12,499	$11,028	$13,894
2/28/2023	$12,228	$10,743	$13,717
3/31/2023	$12,327	$11,016	$13,870
4/30/2023	$12,371	$11,083	$14,006
5/31/2023	$12,189	$10,962	$13,873
6/30/2023	$12,323	$10,923	$14,101
7/31/2023	$12,423	$10,915	$14,303
8/31/2023	$12,347	$10,846	$14,346
9/30/2023	$12,129	$10,570	$14,178
10/31/2023	$11,983	$10,403	$14,002
11/30/2023	$12,502	$10,874	$14,642
12/31/2023	$12,880	$11,291	$15,183
1/31/2024	$12,917	$11,260	$15,187
2/29/2024	$12,936	$11,100	$15,232
3/31/2024	$13,102	$11,203	$15,415
4/30/2024	$12,939	$10,920	$15,261
5/31/2024	$13,127	$11,105	$15,436
6/30/2024	$13,205	$11,210	$15,586
7/31/2024	$13,394	$11,472	$15,892
8/31/2024	$13,584	$11,637	$16,146
9/30/2024	$13,794	$11,793	$16,411
10/31/2024	$13,624	$11,500	$16,321
11/30/2024	$13,816	$11,622	$16,509
12/31/2024	$13,668	$11,432	$16,439

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	6.12%	1.39%	3.17%
Class C with sales charge	5.12%	1.39%	3.17%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,916,287,985
Holdings Count | Holding	923
Advisory Fees Paid, Amount	$ 90,709,003
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000052177
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class F
Trading Symbol	LBDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.88%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,115	$10,210	$10,069
2/28/2015	$10,331	$10,114	$10,309
3/31/2015	$10,356	$10,161	$10,254
4/30/2015	$10,381	$10,124	$10,378
5/31/2015	$10,469	$10,100	$10,408
6/30/2015	$10,314	$9,990	$10,249
7/31/2015	$10,351	$10,059	$10,187
8/31/2015	$10,114	$10,045	$10,006
9/30/2015	$9,942	$10,113	$9,750
10/31/2015	$10,164	$10,114	$10,015
11/30/2015	$10,045	$10,088	$9,791
12/31/2015	$9,847	$10,055	$9,539
1/31/2016	$9,647	$10,193	$9,388
2/29/2016	$9,633	$10,266	$9,432
3/31/2016	$10,010	$10,360	$9,849
4/30/2016	$10,266	$10,400	$10,242
5/31/2016	$10,334	$10,402	$10,316
6/30/2016	$10,444	$10,589	$10,428
7/31/2016	$10,732	$10,656	$10,691
8/31/2016	$10,887	$10,644	$10,930
9/30/2016	$10,944	$10,638	$11,000
10/31/2016	$10,902	$10,556	$11,035
11/30/2016	$10,932	$10,307	$10,991
12/31/2016	$11,074	$10,321	$11,207
1/31/2017	$11,228	$10,341	$11,358
2/28/2017	$11,384	$10,411	$11,535
3/31/2017	$11,372	$10,405	$11,510
4/30/2017	$11,499	$10,486	$11,640
5/31/2017	$11,584	$10,566	$11,744
6/30/2017	$11,612	$10,556	$11,757
7/31/2017	$11,768	$10,601	$11,893
8/31/2017	$11,796	$10,696	$11,889
9/30/2017	$11,895	$10,645	$11,996
10/31/2017	$12,023	$10,652	$12,043
11/30/2017	$12,034	$10,638	$12,011
12/31/2017	$12,106	$10,687	$12,046
1/31/2018	$12,221	$10,564	$12,123
2/28/2018	$12,058	$10,464	$12,010
3/31/2018	$11,985	$10,531	$11,936
4/30/2018	$11,969	$10,452	$12,015
5/31/2018	$12,000	$10,527	$12,013
6/30/2018	$11,970	$10,514	$12,055
7/31/2018	$12,059	$10,516	$12,190
8/31/2018	$12,211	$10,584	$12,278
9/30/2018	$12,242	$10,516	$12,349
10/31/2018	$11,925	$10,433	$12,147
11/30/2018	$11,865	$10,495	$12,037
12/31/2018	$11,642	$10,688	$11,773
1/31/2019	$12,080	$10,801	$12,313
2/28/2019	$12,252	$10,795	$12,521
3/31/2019	$12,440	$11,002	$12,644
4/30/2019	$12,580	$11,005	$12,821
5/31/2019	$12,561	$11,201	$12,658
6/30/2019	$12,892	$11,341	$12,968
7/31/2019	$12,984	$11,366	$13,035
8/31/2019	$13,044	$11,661	$13,086
9/30/2019	$12,990	$11,599	$13,127
10/31/2019	$13,017	$11,634	$13,158
11/30/2019	$13,042	$11,628	$13,194
12/31/2019	$13,230	$11,620	$13,469
1/31/2020	$13,371	$11,843	$13,470
2/29/2020	$13,283	$12,056	$13,261
3/31/2020	$11,657	$11,985	$11,700
4/30/2020	$12,133	$12,198	$12,145
5/31/2020	$12,626	$12,255	$12,696
6/30/2020	$12,838	$12,332	$12,817
7/31/2020	$13,348	$12,517	$13,425
8/31/2020	$13,558	$12,416	$13,559
9/30/2020	$13,417	$12,409	$13,419
10/31/2020	$13,475	$12,353	$13,479
11/30/2020	$14,006	$12,475	$14,020
12/31/2020	$14,232	$12,492	$14,287
1/31/2021	$14,305	$12,402	$14,342
2/28/2021	$14,433	$12,223	$14,392
3/31/2021	$14,371	$12,071	$14,417
4/30/2021	$14,515	$12,166	$14,575
5/31/2021	$14,558	$12,206	$14,617
6/30/2021	$14,670	$12,291	$14,816
7/31/2021	$14,711	$12,429	$14,868
8/31/2021	$14,787	$12,405	$14,950
9/30/2021	$14,690	$12,298	$14,956
10/31/2021	$14,800	$12,294	$14,928
11/30/2021	$14,721	$12,331	$14,773
12/31/2021	$14,727	$12,299	$15,051
1/31/2022	$14,239	$12,034	$14,638
2/28/2022	$14,069	$11,900	$14,508
3/31/2022	$13,853	$11,569	$14,375
4/30/2022	$13,438	$11,130	$13,853
5/31/2022	$13,407	$11,202	$13,886
6/30/2022	$12,759	$11,026	$12,940
7/31/2022	$13,233	$11,296	$13,719
8/31/2022	$13,019	$10,977	$13,393
9/30/2022	$12,539	$10,502	$12,856
10/31/2022	$12,748	$10,366	$13,223
11/30/2022	$13,001	$10,748	$13,471
12/31/2022	$12,868	$10,699	$13,371
1/31/2023	$13,270	$11,028	$13,894
2/28/2023	$13,008	$10,743	$13,717
3/31/2023	$13,102	$11,016	$13,870
4/30/2023	$13,157	$11,083	$14,006
5/31/2023	$12,970	$10,962	$13,873
6/30/2023	$13,121	$10,923	$14,101
7/31/2023	$13,235	$10,915	$14,303
8/31/2023	$13,162	$10,846	$14,346
9/30/2023	$12,936	$10,570	$14,178
10/31/2023	$12,806	$10,403	$14,002
11/30/2023	$13,350	$10,874	$14,642
12/31/2023	$13,764	$11,291	$15,183
1/31/2024	$13,812	$11,260	$15,187
2/29/2024	$13,840	$11,100	$15,232
3/31/2024	$14,026	$11,203	$15,415
4/30/2024	$13,859	$10,920	$15,261
5/31/2024	$14,070	$11,105	$15,436
6/30/2024	$14,161	$11,210	$15,586
7/31/2024	$14,373	$11,472	$15,892
8/31/2024	$14,587	$11,637	$16,146
9/30/2024	$14,821	$11,793	$16,411
10/31/2024	$14,646	$11,500	$16,321
11/30/2024	$14,862	$11,622	$16,509
12/31/2024	$14,711	$11,432	$16,439

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	6.88%	2.14%	3.94%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,916,287,985
Holdings Count | Holding	923
Advisory Fees Paid, Amount	$ 90,709,003
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188230
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class F3
Trading Symbol	LBNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.09%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,109	$10,051	$10,111
5/31/2017	$10,186	$10,128	$10,201
6/30/2017	$10,211	$10,118	$10,212
7/31/2017	$10,350	$10,162	$10,330
8/31/2017	$10,389	$10,253	$10,328
9/30/2017	$10,478	$10,204	$10,420
10/31/2017	$10,579	$10,210	$10,461
11/30/2017	$10,604	$10,197	$10,433
12/31/2017	$10,655	$10,244	$10,463
1/31/2018	$10,758	$10,126	$10,531
2/28/2018	$10,628	$10,030	$10,432
3/31/2018	$10,552	$10,094	$10,368
4/30/2018	$10,540	$10,019	$10,437
5/31/2018	$10,581	$10,091	$10,435
6/30/2018	$10,556	$10,078	$10,471
7/31/2018	$10,637	$10,080	$10,588
8/31/2018	$10,758	$10,145	$10,665
9/30/2018	$10,800	$10,080	$10,727
10/31/2018	$10,522	$10,000	$10,551
11/30/2018	$10,470	$10,060	$10,456
12/31/2018	$10,274	$10,245	$10,226
1/31/2019	$10,663	$10,354	$10,696
2/28/2019	$10,817	$10,348	$10,877
3/31/2019	$10,985	$10,546	$10,983
4/30/2019	$11,110	$10,549	$11,137
5/31/2019	$11,095	$10,736	$10,995
6/30/2019	$11,389	$10,871	$11,265
7/31/2019	$11,458	$10,895	$11,323
8/31/2019	$11,513	$11,177	$11,367
9/30/2019	$11,467	$11,118	$11,403
10/31/2019	$11,506	$11,151	$11,429
11/30/2019	$11,530	$11,146	$11,461
12/31/2019	$11,698	$11,138	$11,700
1/31/2020	$11,810	$11,352	$11,701
2/29/2020	$11,748	$11,557	$11,519
3/31/2020	$10,308	$11,489	$10,164
4/30/2020	$10,731	$11,693	$10,550
5/31/2020	$11,171	$11,747	$11,029
6/30/2020	$11,360	$11,821	$11,133
7/31/2020	$11,799	$11,998	$11,662
8/31/2020	$11,988	$11,901	$11,778
9/30/2020	$11,863	$11,894	$11,656
10/31/2020	$11,931	$11,841	$11,709
11/30/2020	$12,390	$11,958	$12,178
12/31/2020	$12,607	$11,974	$12,411
1/31/2021	$12,659	$11,888	$12,458
2/28/2021	$12,788	$11,716	$12,502
3/31/2021	$12,720	$11,570	$12,524
4/30/2021	$12,865	$11,662	$12,661
5/31/2021	$12,890	$11,700	$12,697
6/30/2021	$13,006	$11,782	$12,870
7/31/2021	$13,044	$11,914	$12,915
8/31/2021	$13,114	$11,891	$12,987
9/30/2021	$13,028	$11,788	$12,992
10/31/2021	$13,113	$11,785	$12,967
11/30/2021	$13,045	$11,820	$12,833
12/31/2021	$13,051	$11,789	$13,074
1/31/2022	$12,635	$11,535	$12,716
2/28/2022	$12,470	$11,407	$12,602
3/31/2022	$12,295	$11,090	$12,486
4/30/2022	$11,928	$10,669	$12,033
5/31/2022	$11,902	$10,738	$12,062
6/30/2022	$11,326	$10,569	$11,240
7/31/2022	$11,734	$10,828	$11,917
8/31/2022	$11,561	$10,522	$11,634
9/30/2022	$11,136	$10,067	$11,167
10/31/2022	$11,307	$9,937	$11,486
11/30/2022	$11,550	$10,302	$11,702
12/31/2022	$11,433	$10,256	$11,615
1/31/2023	$11,793	$10,571	$12,069
2/28/2023	$11,544	$10,298	$11,915
3/31/2023	$11,646	$10,559	$12,048
4/30/2023	$11,696	$10,623	$12,166
5/31/2023	$11,531	$10,508	$12,051
6/30/2023	$11,667	$10,470	$12,248
7/31/2023	$11,771	$10,463	$12,424
8/31/2023	$11,707	$10,396	$12,461
9/30/2023	$11,508	$10,132	$12,316
10/31/2023	$11,394	$9,972	$12,163
11/30/2023	$11,881	$10,424	$12,718
12/31/2023	$12,235	$10,823	$13,189
1/31/2024	$12,280	$10,793	$13,192
2/29/2024	$12,324	$10,640	$13,231
3/31/2024	$12,492	$10,739	$13,390
4/30/2024	$12,344	$10,467	$13,257
5/31/2024	$12,534	$10,645	$13,408
6/30/2024	$12,618	$10,746	$13,539
7/31/2024	$12,809	$10,997	$13,805
8/31/2024	$13,002	$11,155	$14,025
9/30/2024	$13,213	$11,304	$14,255
10/31/2024	$13,059	$11,024	$14,178
11/30/2024	$13,253	$11,140	$14,341
12/31/2024	$13,102	$10,958	$14,280

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	7.09%	2.29%	3.55%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.19%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	4.71%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,916,287,985
Holdings Count | Holding	923
Advisory Fees Paid, Amount	$ 90,709,003
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018458
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class I
Trading Symbol	LBNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.99%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,103	$10,210	$10,069
2/28/2015	$10,320	$10,114	$10,309
3/31/2015	$10,346	$10,161	$10,254
4/30/2015	$10,371	$10,124	$10,378
5/31/2015	$10,448	$10,100	$10,408
6/30/2015	$10,305	$9,990	$10,249
7/31/2015	$10,330	$10,059	$10,187
8/31/2015	$10,107	$10,045	$10,006
9/30/2015	$9,935	$10,113	$9,750
10/31/2015	$10,159	$10,114	$10,015
11/30/2015	$10,040	$10,088	$9,791
12/31/2015	$9,841	$10,055	$9,539
1/31/2016	$9,641	$10,193	$9,388
2/29/2016	$9,629	$10,266	$9,432
3/31/2016	$10,008	$10,360	$9,849
4/30/2016	$10,265	$10,400	$10,242
5/31/2016	$10,335	$10,402	$10,316
6/30/2016	$10,446	$10,589	$10,428
7/31/2016	$10,722	$10,656	$10,691
8/31/2016	$10,893	$10,644	$10,930
9/30/2016	$10,950	$10,638	$11,000
10/31/2016	$10,909	$10,556	$11,035
11/30/2016	$10,939	$10,307	$10,991
12/31/2016	$11,083	$10,321	$11,207
1/31/2017	$11,239	$10,341	$11,358
2/28/2017	$11,396	$10,411	$11,535
3/31/2017	$11,385	$10,405	$11,510
4/30/2017	$11,499	$10,486	$11,640
5/31/2017	$11,600	$10,566	$11,744
6/30/2017	$11,614	$10,556	$11,757
7/31/2017	$11,786	$10,601	$11,893
8/31/2017	$11,815	$10,696	$11,889
9/30/2017	$11,915	$10,645	$11,996
10/31/2017	$12,030	$10,652	$12,043
11/30/2017	$12,057	$10,638	$12,011
12/31/2017	$12,129	$10,687	$12,046
1/31/2018	$12,231	$10,564	$12,123
2/28/2018	$12,083	$10,464	$12,010
3/31/2018	$11,996	$10,531	$11,936
4/30/2018	$11,996	$10,452	$12,015
5/31/2018	$12,027	$10,527	$12,013
6/30/2018	$11,998	$10,514	$12,055
7/31/2018	$12,089	$10,516	$12,190
8/31/2018	$12,242	$10,584	$12,278
9/30/2018	$12,274	$10,516	$12,349
10/31/2018	$11,956	$10,433	$12,147
11/30/2018	$11,897	$10,495	$12,037
12/31/2018	$11,672	$10,688	$11,773
1/31/2019	$12,114	$10,801	$12,313
2/28/2019	$12,289	$10,795	$12,521
3/31/2019	$12,479	$11,002	$12,644
4/30/2019	$12,620	$11,005	$12,821
5/31/2019	$12,602	$11,201	$12,658
6/30/2019	$12,936	$11,341	$12,968
7/31/2019	$13,013	$11,366	$13,035
8/31/2019	$13,075	$11,661	$13,086
9/30/2019	$13,022	$11,599	$13,127
10/31/2019	$13,066	$11,634	$13,158
11/30/2019	$13,093	$11,628	$13,194
12/31/2019	$13,283	$11,620	$13,469
1/31/2020	$13,409	$11,843	$13,470
2/29/2020	$13,338	$12,056	$13,261
3/31/2020	$11,700	$11,985	$11,700
4/30/2020	$12,180	$12,198	$12,145
5/31/2020	$12,679	$12,255	$12,696
6/30/2020	$12,893	$12,332	$12,817
7/31/2020	$13,391	$12,517	$13,425
8/31/2020	$13,621	$12,416	$13,559
9/30/2020	$13,462	$12,409	$13,419
10/31/2020	$13,539	$12,353	$13,479
11/30/2020	$14,059	$12,475	$14,020
12/31/2020	$14,305	$12,492	$14,287
1/31/2021	$14,363	$12,402	$14,342
2/28/2021	$14,509	$12,223	$14,392
3/31/2021	$14,431	$12,071	$14,417
4/30/2021	$14,594	$12,166	$14,575
5/31/2021	$14,639	$12,206	$14,617
6/30/2021	$14,753	$12,291	$14,816
7/31/2021	$14,796	$12,429	$14,868
8/31/2021	$14,874	$12,405	$14,950
9/30/2021	$14,776	$12,298	$14,956
10/31/2021	$14,871	$12,294	$14,928
11/30/2021	$14,810	$12,331	$14,773
12/31/2021	$14,799	$12,299	$15,051
1/31/2022	$14,325	$12,034	$14,638
2/28/2022	$14,155	$11,900	$14,508
3/31/2022	$13,937	$11,569	$14,375
4/30/2022	$13,520	$11,130	$13,853
5/31/2022	$13,489	$11,202	$13,886
6/30/2022	$12,835	$11,026	$12,940
7/31/2022	$13,315	$11,296	$13,719
8/31/2022	$13,099	$10,977	$13,393
9/30/2022	$12,616	$10,502	$12,856
10/31/2022	$12,828	$10,366	$13,223
11/30/2022	$13,084	$10,748	$13,471
12/31/2022	$12,951	$10,699	$13,371
1/31/2023	$13,358	$11,028	$13,894
2/28/2023	$13,093	$10,743	$13,717
3/31/2023	$13,190	$11,016	$13,870
4/30/2023	$13,246	$11,083	$14,006
5/31/2023	$13,058	$10,962	$13,873
6/30/2023	$13,230	$10,923	$14,101
7/31/2023	$13,347	$10,915	$14,303
8/31/2023	$13,255	$10,846	$14,346
9/30/2023	$13,046	$10,570	$14,178
10/31/2023	$12,897	$10,403	$14,002
11/30/2023	$13,448	$10,874	$14,642
12/31/2023	$13,867	$11,291	$15,183
1/31/2024	$13,917	$11,260	$15,187
2/29/2024	$13,946	$11,100	$15,232
3/31/2024	$14,155	$11,203	$15,415
4/30/2024	$13,987	$10,920	$15,261
5/31/2024	$14,181	$11,105	$15,436
6/30/2024	$14,274	$11,210	$15,586
7/31/2024	$14,490	$11,472	$15,892
8/31/2024	$14,707	$11,637	$16,146
9/30/2024	$14,945	$11,793	$16,411
10/31/2024	$14,769	$11,500	$16,321
11/30/2024	$14,988	$11,622	$16,509
12/31/2024	$14,836	$11,432	$16,439

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	6.99%	2.24%	4.02%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,916,287,985
Holdings Count | Holding	923
Advisory Fees Paid, Amount	$ 90,709,003
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018457
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class P
Trading Symbol	LBNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.49%, reflecting performance at the net asset value (NAV) of Class P shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,112	$10,210	$10,069
2/28/2015	$10,322	$10,114	$10,309
3/31/2015	$10,347	$10,161	$10,254
4/30/2015	$10,371	$10,124	$10,378
5/31/2015	$10,457	$10,100	$10,408
6/30/2015	$10,304	$9,990	$10,249
7/31/2015	$10,328	$10,059	$10,187
8/31/2015	$10,097	$10,045	$10,006
9/30/2015	$9,929	$10,113	$9,750
10/31/2015	$10,145	$10,114	$10,015
11/30/2015	$10,029	$10,088	$9,791
12/31/2015	$9,834	$10,055	$9,539
1/31/2016	$9,626	$10,193	$9,388
2/29/2016	$9,613	$10,266	$9,432
3/31/2016	$9,980	$10,360	$9,849
4/30/2016	$10,242	$10,400	$10,242
5/31/2016	$10,309	$10,402	$10,316
6/30/2016	$10,429	$10,589	$10,428
7/31/2016	$10,696	$10,656	$10,691
8/31/2016	$10,860	$10,644	$10,930
9/30/2016	$10,915	$10,638	$11,000
10/31/2016	$10,874	$10,556	$11,035
11/30/2016	$10,902	$10,307	$10,991
12/31/2016	$11,041	$10,321	$11,207
1/31/2017	$11,204	$10,341	$11,358
2/28/2017	$11,342	$10,411	$11,535
3/31/2017	$11,330	$10,405	$11,510
4/30/2017	$11,453	$10,486	$11,640
5/31/2017	$11,536	$10,566	$11,744
6/30/2017	$11,563	$10,556	$11,757
7/31/2017	$11,714	$10,601	$11,893
8/31/2017	$11,755	$10,696	$11,889
9/30/2017	$11,851	$10,645	$11,996
10/31/2017	$11,960	$10,652	$12,043
11/30/2017	$11,985	$10,638	$12,011
12/31/2017	$12,054	$10,687	$12,046
1/31/2018	$12,166	$10,564	$12,123
2/28/2018	$12,007	$10,464	$12,010
3/31/2018	$11,922	$10,531	$11,936
4/30/2018	$11,906	$10,452	$12,015
5/31/2018	$11,950	$10,527	$12,013
6/30/2018	$11,918	$10,514	$12,055
7/31/2018	$12,003	$10,516	$12,190
8/31/2018	$12,133	$10,584	$12,278
9/30/2018	$12,175	$10,516	$12,349
10/31/2018	$11,851	$10,433	$12,147
11/30/2018	$11,791	$10,495	$12,037
12/31/2018	$11,572	$10,688	$11,773
1/31/2019	$11,994	$10,801	$12,313
2/28/2019	$12,159	$10,795	$12,521
3/31/2019	$12,354	$11,002	$12,644
4/30/2019	$12,487	$11,005	$12,821
5/31/2019	$12,466	$11,201	$12,658
6/30/2019	$12,784	$11,341	$12,968
7/31/2019	$12,854	$11,366	$13,035
8/31/2019	$12,925	$11,661	$13,086
9/30/2019	$12,856	$11,599	$13,127
10/31/2019	$12,894	$11,634	$13,158
11/30/2019	$12,916	$11,628	$13,194
12/31/2019	$13,095	$11,620	$13,469
1/31/2020	$13,228	$11,843	$13,470
2/29/2020	$13,140	$12,056	$13,261
3/31/2020	$11,521	$11,985	$11,700
4/30/2020	$11,994	$12,198	$12,145
5/31/2020	$12,484	$12,255	$12,696
6/30/2020	$12,685	$12,332	$12,817
7/31/2020	$13,174	$12,517	$13,425
8/31/2020	$13,391	$12,416	$13,559
9/30/2020	$13,235	$12,409	$13,419
10/31/2020	$13,304	$12,353	$13,479
11/30/2020	$13,814	$12,475	$14,020
12/31/2020	$14,044	$12,492	$14,287
1/31/2021	$14,095	$12,402	$14,342
2/28/2021	$14,232	$12,223	$14,392
3/31/2021	$14,153	$12,071	$14,417
4/30/2021	$14,305	$12,166	$14,575
5/31/2021	$14,344	$12,206	$14,617
6/30/2021	$14,448	$12,291	$14,816
7/31/2021	$14,484	$12,429	$14,868
8/31/2021	$14,554	$12,405	$14,950
9/30/2021	$14,457	$12,298	$14,956
10/31/2021	$14,560	$12,294	$14,928
11/30/2021	$14,481	$12,331	$14,773
12/31/2021	$14,466	$12,299	$15,051
1/31/2022	$13,995	$12,034	$14,638
2/28/2022	$13,813	$11,900	$14,508
3/31/2022	$13,602	$11,569	$14,375
4/30/2022	$13,202	$11,130	$13,853
5/31/2022	$13,170	$11,202	$13,886
6/30/2022	$12,529	$11,026	$12,940
7/31/2022	$12,981	$11,296	$13,719
8/31/2022	$12,773	$10,977	$13,393
9/30/2022	$12,294	$10,502	$12,856
10/31/2022	$12,492	$10,366	$13,223
11/30/2022	$12,748	$10,748	$13,471
12/31/2022	$12,602	$10,699	$13,371
1/31/2023	$13,001	$11,028	$13,894
2/28/2023	$12,730	$10,743	$13,717
3/31/2023	$12,817	$11,016	$13,870
4/30/2023	$12,868	$11,083	$14,006
5/31/2023	$12,687	$10,962	$13,873
6/30/2023	$12,846	$10,923	$14,101
7/31/2023	$12,953	$10,915	$14,303
8/31/2023	$12,863	$10,846	$14,346
9/30/2023	$12,645	$10,570	$14,178
10/31/2023	$12,501	$10,403	$14,002
11/30/2023	$13,036	$10,874	$14,642
12/31/2023	$13,428	$11,291	$15,183
1/31/2024	$13,471	$11,260	$15,187
2/29/2024	$13,514	$11,100	$15,232
3/31/2024	$13,689	$11,203	$15,415
4/30/2024	$13,527	$10,920	$15,261
5/31/2024	$13,725	$11,105	$15,436
6/30/2024	$13,791	$11,210	$15,586
7/31/2024	$14,010	$11,472	$15,892
8/31/2024	$14,210	$11,637	$16,146
9/30/2024	$14,430	$11,793	$16,411
10/31/2024	$14,243	$11,500	$16,321
11/30/2024	$14,464	$11,622	$16,509
12/31/2024	$14,299	$11,432	$16,439

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	6.49%	1.77%	3.64%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,916,287,985
Holdings Count | Holding	923
Advisory Fees Paid, Amount	$ 90,709,003
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000052178
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R2
Trading Symbol	LBNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$123	1.19%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.35%, reflecting performance at the net asset value (NAV) of Class R2 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,098	$10,210	$10,069
2/28/2015	$10,309	$10,114	$10,309
3/31/2015	$10,330	$10,161	$10,254
4/30/2015	$10,351	$10,124	$10,378
5/31/2015	$10,435	$10,100	$10,408
6/30/2015	$10,276	$9,990	$10,249
7/31/2015	$10,308	$10,059	$10,187
8/31/2015	$10,069	$10,045	$10,006
9/30/2015	$9,894	$10,113	$9,750
10/31/2015	$10,111	$10,114	$10,015
11/30/2015	$9,988	$10,088	$9,791
12/31/2015	$9,787	$10,055	$9,539
1/31/2016	$9,584	$10,193	$9,388
2/29/2016	$9,568	$10,266	$9,432
3/31/2016	$9,937	$10,360	$9,849
4/30/2016	$10,187	$10,400	$10,242
5/31/2016	$10,251	$10,402	$10,316
6/30/2016	$10,355	$10,589	$10,428
7/31/2016	$10,636	$10,656	$10,691
8/31/2016	$10,785	$10,644	$10,930
9/30/2016	$10,837	$10,638	$11,000
10/31/2016	$10,791	$10,556	$11,035
11/30/2016	$10,816	$10,307	$10,991
12/31/2016	$10,952	$10,321	$11,207
1/31/2017	$11,114	$10,341	$11,358
2/28/2017	$11,250	$10,411	$11,535
3/31/2017	$11,233	$10,405	$11,510
4/30/2017	$11,354	$10,486	$11,640
5/31/2017	$11,434	$10,566	$11,744
6/30/2017	$11,457	$10,556	$11,757
7/31/2017	$11,606	$10,601	$11,893
8/31/2017	$11,629	$10,696	$11,889
9/30/2017	$11,736	$10,645	$11,996
10/31/2017	$11,842	$10,652	$12,043
11/30/2017	$11,849	$10,638	$12,011
12/31/2017	$11,914	$10,687	$12,046
1/31/2018	$12,022	$10,564	$12,123
2/28/2018	$11,858	$10,464	$12,010
3/31/2018	$11,781	$10,531	$11,936
4/30/2018	$11,761	$10,452	$12,015
5/31/2018	$11,801	$10,527	$12,013
6/30/2018	$11,766	$10,514	$12,055
7/31/2018	$11,849	$10,516	$12,190
8/31/2018	$11,978	$10,584	$12,278
9/30/2018	$12,018	$10,516	$12,349
10/31/2018	$11,703	$10,433	$12,147
11/30/2018	$11,625	$10,495	$12,037
12/31/2018	$11,417	$10,688	$11,773
1/31/2019	$11,841	$10,801	$12,313
2/28/2019	$12,005	$10,795	$12,521
3/31/2019	$12,183	$11,002	$12,644
4/30/2019	$12,315	$11,005	$12,821
5/31/2019	$12,291	$11,201	$12,658
6/30/2019	$12,610	$11,341	$12,968
7/31/2019	$12,678	$11,366	$13,035
8/31/2019	$12,732	$11,661	$13,086
9/30/2019	$12,675	$11,599	$13,127
10/31/2019	$12,711	$11,634	$13,158
11/30/2019	$12,715	$11,628	$13,194
12/31/2019	$12,893	$11,620	$13,469
1/31/2020	$13,025	$11,843	$13,470
2/29/2020	$12,950	$12,056	$13,261
3/31/2020	$11,347	$11,985	$11,700
4/30/2020	$11,806	$12,198	$12,145
5/31/2020	$12,280	$12,255	$12,696
6/30/2020	$12,481	$12,332	$12,817
7/31/2020	$12,971	$12,517	$13,425
8/31/2020	$13,170	$12,416	$13,559
9/30/2020	$13,027	$12,409	$13,419
10/31/2020	$13,094	$12,353	$13,479
11/30/2020	$13,588	$12,475	$14,020
12/31/2020	$13,817	$12,492	$14,287
1/31/2021	$13,866	$12,402	$14,342
2/28/2021	$14,001	$12,223	$14,392
3/31/2021	$13,919	$12,071	$14,417
4/30/2021	$14,069	$12,166	$14,575
5/31/2021	$14,089	$12,206	$14,617
6/30/2021	$14,208	$12,291	$14,816
7/31/2021	$14,242	$12,429	$14,868
8/31/2021	$14,309	$12,405	$14,950
9/30/2021	$14,209	$12,298	$14,956
10/31/2021	$14,293	$12,294	$14,928
11/30/2021	$14,212	$12,331	$14,773
12/31/2021	$14,211	$12,299	$15,051
1/31/2022	$13,752	$12,034	$14,638
2/28/2022	$13,566	$11,900	$14,508
3/31/2022	$13,352	$11,569	$14,375
4/30/2022	$12,965	$11,130	$13,853
5/31/2022	$12,930	$11,202	$13,886
6/30/2022	$12,301	$11,026	$12,940
7/31/2022	$12,735	$11,296	$13,719
8/31/2022	$12,541	$10,977	$13,393
9/30/2022	$12,057	$10,502	$12,856
10/31/2022	$12,253	$10,366	$13,223
11/30/2022	$12,508	$10,748	$13,471
12/31/2022	$12,358	$10,699	$13,371
1/31/2023	$12,738	$11,028	$13,894
2/28/2023	$12,482	$10,743	$13,717
3/31/2023	$12,567	$11,016	$13,870
4/30/2023	$12,615	$11,083	$14,006
5/31/2023	$12,430	$10,962	$13,873
6/30/2023	$12,588	$10,923	$14,101
7/31/2023	$12,692	$10,915	$14,303
8/31/2023	$12,599	$10,846	$14,346
9/30/2023	$12,396	$10,570	$14,178
10/31/2023	$12,249	$10,403	$14,002
11/30/2023	$12,763	$10,874	$14,642
12/31/2023	$13,153	$11,291	$15,183
1/31/2024	$13,193	$11,260	$15,187
2/29/2024	$13,215	$11,100	$15,232
3/31/2024	$13,406	$11,203	$15,415
4/30/2024	$13,241	$10,920	$15,261
5/31/2024	$13,417	$11,105	$15,436
6/30/2024	$13,498	$11,210	$15,586
7/31/2024	$13,695	$11,472	$15,892
8/31/2024	$13,912	$11,637	$16,146
9/30/2024	$14,109	$11,793	$16,411
10/31/2024	$13,938	$11,500	$16,321
11/30/2024	$14,156	$11,622	$16,509
12/31/2024	$13,988	$11,432	$16,439

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	6.35%	1.64%	3.41%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,916,287,985
Holdings Count | Holding	923
Advisory Fees Paid, Amount	$ 90,709,003
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000052179
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R3
Trading Symbol	LBNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$113	1.09%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.45%, reflecting performance at the net asset value (NAV) of Class R3 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,111	$10,210	$10,069
2/28/2015	$10,324	$10,114	$10,309
3/31/2015	$10,346	$10,161	$10,254
4/30/2015	$10,368	$10,124	$10,378
5/31/2015	$10,440	$10,100	$10,408
6/30/2015	$10,294	$9,990	$10,249
7/31/2015	$10,315	$10,059	$10,187
8/31/2015	$10,076	$10,045	$10,006
9/30/2015	$9,901	$10,113	$9,750
10/31/2015	$10,119	$10,114	$10,015
11/30/2015	$10,010	$10,088	$9,791
12/31/2015	$9,809	$10,055	$9,539
1/31/2016	$9,606	$10,193	$9,388
2/29/2016	$9,590	$10,266	$9,432
3/31/2016	$9,949	$10,360	$9,849
4/30/2016	$10,213	$10,400	$10,242
5/31/2016	$10,278	$10,402	$10,316
6/30/2016	$10,384	$10,589	$10,428
7/31/2016	$10,653	$10,656	$10,691
8/31/2016	$10,818	$10,644	$10,930
9/30/2016	$10,871	$10,638	$11,000
10/31/2016	$10,826	$10,556	$11,035
11/30/2016	$10,851	$10,307	$10,991
12/31/2016	$10,989	$10,321	$11,207
1/31/2017	$11,139	$10,341	$11,358
2/28/2017	$11,290	$10,411	$11,535
3/31/2017	$11,274	$10,405	$11,510
4/30/2017	$11,382	$10,486	$11,640
5/31/2017	$11,478	$10,566	$11,744
6/30/2017	$11,488	$10,556	$11,757
7/31/2017	$11,652	$10,601	$11,893
8/31/2017	$11,676	$10,696	$11,889
9/30/2017	$11,771	$10,645	$11,996
10/31/2017	$11,878	$10,652	$12,043
11/30/2017	$11,900	$10,638	$12,011
12/31/2017	$11,967	$10,687	$12,046
1/31/2018	$12,077	$10,564	$12,123
2/28/2018	$11,912	$10,464	$12,010
3/31/2018	$11,837	$10,531	$11,936
4/30/2018	$11,817	$10,452	$12,015
5/31/2018	$11,843	$10,527	$12,013
6/30/2018	$11,810	$10,514	$12,055
7/31/2018	$11,894	$10,516	$12,190
8/31/2018	$12,039	$10,584	$12,278
9/30/2018	$12,066	$10,516	$12,349
10/31/2018	$11,750	$10,433	$12,147
11/30/2018	$11,687	$10,495	$12,037
12/31/2018	$11,463	$10,688	$11,773
1/31/2019	$11,891	$10,801	$12,313
2/28/2019	$12,057	$10,795	$12,521
3/31/2019	$12,238	$11,002	$12,644
4/30/2019	$12,371	$11,005	$12,821
5/31/2019	$12,348	$11,201	$12,658
6/30/2019	$12,670	$11,341	$12,968
7/31/2019	$12,740	$11,366	$13,035
8/31/2019	$12,811	$11,661	$13,086
9/30/2019	$12,738	$11,599	$13,127
10/31/2019	$12,776	$11,634	$13,158
11/30/2019	$12,797	$11,628	$13,194
12/31/2019	$12,977	$11,620	$13,469
1/31/2020	$13,111	$11,843	$13,470
2/29/2020	$13,020	$12,056	$13,261
3/31/2020	$11,422	$11,985	$11,700
4/30/2020	$11,885	$12,198	$12,145
5/31/2020	$12,365	$12,255	$12,696
6/30/2020	$12,568	$12,332	$12,817
7/31/2020	$13,046	$12,517	$13,425
8/31/2020	$13,265	$12,416	$13,559
9/30/2020	$13,105	$12,409	$13,419
10/31/2020	$13,174	$12,353	$13,479
11/30/2020	$13,673	$12,475	$14,020
12/31/2020	$13,905	$12,492	$14,287
1/31/2021	$13,972	$12,402	$14,342
2/28/2021	$14,093	$12,223	$14,392
3/31/2021	$14,028	$12,071	$14,417
4/30/2021	$14,164	$12,166	$14,575
5/31/2021	$14,202	$12,206	$14,617
6/30/2021	$14,306	$12,291	$14,816
7/31/2021	$14,341	$12,429	$14,868
8/31/2021	$14,411	$12,405	$14,950
9/30/2021	$14,311	$12,298	$14,956
10/31/2021	$14,414	$12,294	$14,928
11/30/2021	$14,332	$12,331	$14,773
12/31/2021	$14,333	$12,299	$15,051
1/31/2022	$13,853	$12,034	$14,638
2/28/2022	$13,684	$11,900	$14,508
3/31/2022	$13,469	$11,569	$14,375
4/30/2022	$13,062	$11,130	$13,853
5/31/2022	$13,027	$11,202	$13,886
6/30/2022	$12,393	$11,026	$12,940
7/31/2022	$12,832	$11,296	$13,719
8/31/2022	$12,637	$10,977	$13,393
9/30/2022	$12,167	$10,502	$12,856
10/31/2022	$12,366	$10,366	$13,223
11/30/2022	$12,607	$10,748	$13,471
12/31/2022	$12,474	$10,699	$13,371
1/31/2023	$12,859	$11,028	$13,894
2/28/2023	$12,583	$10,743	$13,717
3/31/2023	$12,688	$11,016	$13,870
4/30/2023	$12,737	$11,083	$14,006
5/31/2023	$12,552	$10,962	$13,873
6/30/2023	$12,693	$10,923	$14,101
7/31/2023	$12,818	$10,915	$14,303
8/31/2023	$12,725	$10,846	$14,346
9/30/2023	$12,502	$10,570	$14,178
10/31/2023	$12,373	$10,403	$14,002
11/30/2023	$12,894	$10,874	$14,642
12/31/2023	$13,290	$11,291	$15,183
1/31/2024	$13,331	$11,260	$15,187
2/29/2024	$13,354	$11,100	$15,232
3/31/2024	$13,529	$11,203	$15,415
4/30/2024	$13,363	$10,920	$15,261
5/31/2024	$13,562	$11,105	$15,436
6/30/2024	$13,645	$11,210	$15,586
7/31/2024	$13,845	$11,472	$15,892
8/31/2024	$14,046	$11,637	$16,146
9/30/2024	$14,267	$11,793	$16,411
10/31/2024	$14,095	$11,500	$16,321
11/30/2024	$14,297	$11,622	$16,509
12/31/2024	$14,147	$11,432	$16,439

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	6.45%	1.74%	3.53%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,916,287,985
Holdings Count | Holding	923
Advisory Fees Paid, Amount	$ 90,709,003
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158205
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R4
Trading Symbol	LBNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.72%, reflecting performance at the net asset value (NAV) of Class R4 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,035	$10,070	$9,939
8/31/2015	$9,804	$10,055	$9,763
9/30/2015	$9,637	$10,123	$9,513
10/31/2015	$9,851	$10,125	$9,771
11/30/2015	$9,735	$10,098	$9,553
12/31/2015	$9,541	$10,065	$9,307
1/31/2016	$9,346	$10,204	$9,159
2/29/2016	$9,332	$10,276	$9,202
3/31/2016	$9,696	$10,371	$9,609
4/30/2016	$9,942	$10,410	$9,993
5/31/2016	$10,007	$10,413	$10,065
6/30/2016	$10,113	$10,600	$10,174
7/31/2016	$10,389	$10,667	$10,431
8/31/2016	$10,552	$10,655	$10,664
9/30/2016	$10,592	$10,649	$10,732
10/31/2016	$10,563	$10,567	$10,766
11/30/2016	$10,577	$10,317	$10,723
12/31/2016	$10,713	$10,332	$10,934
1/31/2017	$10,875	$10,352	$11,081
2/28/2017	$11,011	$10,422	$11,254
3/31/2017	$11,011	$10,416	$11,230
4/30/2017	$11,119	$10,497	$11,357
5/31/2017	$11,201	$10,577	$11,458
6/30/2017	$11,226	$10,567	$11,471
7/31/2017	$11,376	$10,612	$11,603
8/31/2017	$11,401	$10,707	$11,600
9/30/2017	$11,510	$10,656	$11,704
10/31/2017	$11,617	$10,663	$11,750
11/30/2017	$11,627	$10,649	$11,718
12/31/2017	$11,695	$10,698	$11,752
1/31/2018	$11,804	$10,575	$11,828
2/28/2018	$11,646	$10,474	$11,718
3/31/2018	$11,575	$10,542	$11,645
4/30/2018	$11,558	$10,463	$11,723
5/31/2018	$11,600	$10,538	$11,721
6/30/2018	$11,570	$10,525	$11,761
7/31/2018	$11,655	$10,527	$11,893
8/31/2018	$11,785	$10,595	$11,979
9/30/2018	$11,828	$10,527	$12,049
10/31/2018	$11,522	$10,444	$11,851
11/30/2018	$11,463	$10,506	$11,744
12/31/2018	$11,247	$10,699	$11,486
1/31/2019	$11,667	$10,813	$12,014
2/28/2019	$11,832	$10,806	$12,217
3/31/2019	$12,012	$11,014	$12,336
4/30/2019	$12,145	$11,017	$12,509
5/31/2019	$12,125	$11,212	$12,350
6/30/2019	$12,443	$11,353	$12,653
7/31/2019	$12,514	$11,378	$12,717
8/31/2019	$12,571	$11,673	$12,767
9/30/2019	$12,518	$11,611	$12,807
10/31/2019	$12,558	$11,646	$12,837
11/30/2019	$12,581	$11,640	$12,872
12/31/2019	$12,760	$11,632	$13,141
1/31/2020	$12,879	$11,855	$13,142
2/29/2020	$12,808	$12,069	$12,938
3/31/2020	$11,227	$11,998	$11,416
4/30/2020	$11,684	$12,211	$11,850
5/31/2020	$12,157	$12,268	$12,387
6/30/2020	$12,359	$12,345	$12,505
7/31/2020	$12,848	$12,530	$13,098
8/31/2020	$13,049	$12,428	$13,229
9/30/2020	$12,911	$12,422	$13,092
10/31/2020	$12,981	$12,366	$13,151
11/30/2020	$13,475	$12,488	$13,678
12/31/2020	$13,706	$12,505	$13,939
1/31/2021	$13,759	$12,415	$13,993
2/28/2021	$13,896	$12,236	$14,042
3/31/2021	$13,819	$12,083	$14,066
4/30/2021	$13,972	$12,178	$14,220
5/31/2021	$13,996	$12,218	$14,261
6/30/2021	$14,118	$12,304	$14,456
7/31/2021	$14,156	$12,442	$14,506
8/31/2021	$14,227	$12,418	$14,586
9/30/2021	$14,132	$12,310	$14,592
10/31/2021	$14,220	$12,307	$14,565
11/30/2021	$14,159	$12,344	$14,414
12/31/2021	$14,146	$12,312	$14,685
1/31/2022	$13,693	$12,047	$14,282
2/28/2022	$13,512	$11,912	$14,154
3/31/2022	$13,303	$11,581	$14,025
4/30/2022	$12,921	$11,142	$13,515
5/31/2022	$12,889	$11,214	$13,548
6/30/2022	$12,266	$11,038	$12,625
7/31/2022	$12,702	$11,307	$13,385
8/31/2022	$12,512	$10,988	$13,067
9/30/2022	$12,034	$10,513	$12,543
10/31/2022	$12,233	$10,377	$12,901
11/30/2022	$12,491	$10,759	$13,143
12/31/2022	$12,345	$10,710	$13,046
1/31/2023	$12,728	$11,040	$13,556
2/28/2023	$12,476	$10,754	$13,383
3/31/2023	$12,564	$11,027	$13,532
4/30/2023	$12,634	$11,094	$13,665
5/31/2023	$12,435	$10,973	$13,536
6/30/2023	$12,596	$10,934	$13,757
7/31/2023	$12,704	$10,927	$13,955
8/31/2023	$12,614	$10,857	$13,997
9/30/2023	$12,415	$10,581	$13,833
10/31/2023	$12,271	$10,414	$13,661
11/30/2023	$12,790	$10,886	$14,285
12/31/2023	$13,185	$11,302	$14,813
1/31/2024	$13,229	$11,271	$14,817
2/29/2024	$13,273	$11,112	$14,861
3/31/2024	$13,449	$11,215	$15,039
4/30/2024	$13,288	$10,931	$14,890
5/31/2024	$13,488	$11,117	$15,060
6/30/2024	$13,554	$11,222	$15,207
7/31/2024	$13,756	$11,484	$15,506
8/31/2024	$13,977	$11,649	$15,753
9/30/2024	$14,200	$11,805	$16,011
10/31/2024	$14,012	$11,512	$15,924
11/30/2024	$14,235	$11,634	$16,108
12/31/2024	$14,070	$11,444	$16,039

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	6.72%	1.97%	3.66%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,916,287,985
Holdings Count | Holding	923
Advisory Fees Paid, Amount	$ 90,709,003
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158206
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R5
Trading Symbol	LBNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.99%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,037	$10,070	$9,939
8/31/2015	$9,807	$10,055	$9,763
9/30/2015	$9,641	$10,123	$9,513
10/31/2015	$9,858	$10,125	$9,771
11/30/2015	$9,743	$10,098	$9,553
12/31/2015	$9,550	$10,065	$9,307
1/31/2016	$9,356	$10,204	$9,159
2/29/2016	$9,343	$10,276	$9,202
3/31/2016	$9,711	$10,371	$9,609
4/30/2016	$9,974	$10,410	$9,993
5/31/2016	$10,028	$10,413	$10,065
6/30/2016	$10,150	$10,600	$10,174
7/31/2016	$10,417	$10,667	$10,431
8/31/2016	$10,583	$10,655	$10,664
9/30/2016	$10,626	$10,649	$10,732
10/31/2016	$10,599	$10,567	$10,766
11/30/2016	$10,629	$10,317	$10,723
12/31/2016	$10,755	$10,332	$10,934
1/31/2017	$10,920	$10,352	$11,081
2/28/2017	$11,072	$10,422	$11,254
3/31/2017	$11,061	$10,416	$11,230
4/30/2017	$11,172	$10,497	$11,357
5/31/2017	$11,257	$10,577	$11,458
6/30/2017	$11,285	$10,567	$11,471
7/31/2017	$11,438	$10,612	$11,603
8/31/2017	$11,481	$10,707	$11,600
9/30/2017	$11,578	$10,656	$11,704
10/31/2017	$11,689	$10,663	$11,750
11/30/2017	$11,715	$10,649	$11,718
12/31/2017	$11,772	$10,698	$11,752
1/31/2018	$11,885	$10,575	$11,828
2/28/2018	$11,742	$10,474	$11,718
3/31/2018	$11,657	$10,542	$11,645
4/30/2018	$11,657	$10,463	$11,723
5/31/2018	$11,688	$10,538	$11,721
6/30/2018	$11,659	$10,525	$11,761
7/31/2018	$11,748	$10,527	$11,893
8/31/2018	$11,896	$10,595	$11,979
9/30/2018	$11,927	$10,527	$12,049
10/31/2018	$11,619	$10,444	$11,851
11/30/2018	$11,562	$10,506	$11,744
12/31/2018	$11,344	$10,699	$11,486
1/31/2019	$11,773	$10,813	$12,014
2/28/2019	$11,943	$10,806	$12,217
3/31/2019	$12,127	$11,014	$12,336
4/30/2019	$12,265	$11,017	$12,509
5/31/2019	$12,247	$11,212	$12,350
6/30/2019	$12,572	$11,353	$12,653
7/31/2019	$12,647	$11,378	$12,717
8/31/2019	$12,706	$11,673	$12,767
9/30/2019	$12,655	$11,611	$12,807
10/31/2019	$12,698	$11,646	$12,837
11/30/2019	$12,724	$11,640	$12,872
12/31/2019	$12,909	$11,632	$13,141
1/31/2020	$13,032	$11,855	$13,142
2/29/2020	$12,962	$12,069	$12,938
3/31/2020	$11,373	$11,998	$11,416
4/30/2020	$11,839	$12,211	$11,850
5/31/2020	$12,323	$12,268	$12,387
6/30/2020	$12,531	$12,345	$12,505
7/31/2020	$13,015	$12,530	$13,098
8/31/2020	$13,239	$12,428	$13,229
9/30/2020	$13,085	$12,422	$13,092
10/31/2020	$13,159	$12,366	$13,151
11/30/2020	$13,664	$12,488	$13,678
12/31/2020	$13,902	$12,505	$13,939
1/31/2021	$13,959	$12,415	$13,993
2/28/2021	$14,101	$12,236	$14,042
3/31/2021	$14,025	$12,083	$14,066
4/30/2021	$14,184	$12,178	$14,220
5/31/2021	$14,228	$12,218	$14,261
6/30/2021	$14,339	$12,304	$14,456
7/31/2021	$14,380	$12,442	$14,506
8/31/2021	$14,456	$12,418	$14,586
9/30/2021	$14,362	$12,310	$14,592
10/31/2021	$14,471	$12,307	$14,565
11/30/2021	$14,395	$12,344	$14,414
12/31/2021	$14,384	$12,312	$14,685
1/31/2022	$13,924	$12,047	$14,282
2/28/2022	$13,759	$11,912	$14,154
3/31/2022	$13,548	$11,581	$14,025
4/30/2022	$13,142	$11,142	$13,515
5/31/2022	$13,113	$11,214	$13,548
6/30/2022	$12,478	$11,038	$12,625
7/31/2022	$12,926	$11,307	$13,385
8/31/2022	$12,735	$10,988	$13,067
9/30/2022	$12,265	$10,513	$12,543
10/31/2022	$12,472	$10,377	$12,901
11/30/2022	$12,720	$10,759	$13,143
12/31/2022	$12,591	$10,710	$13,046
1/31/2023	$12,986	$11,040	$13,556
2/28/2023	$12,729	$10,754	$13,383
3/31/2023	$12,823	$11,027	$13,532
4/30/2023	$12,878	$11,094	$13,665
5/31/2023	$12,695	$10,973	$13,536
6/30/2023	$12,862	$10,934	$13,757
7/31/2023	$12,976	$10,927	$13,955
8/31/2023	$12,886	$10,857	$13,997
9/30/2023	$12,684	$10,581	$13,833
10/31/2023	$12,539	$10,414	$13,661
11/30/2023	$13,074	$10,886	$14,285
12/31/2023	$13,482	$11,302	$14,813
1/31/2024	$13,530	$11,271	$14,817
2/29/2024	$13,558	$11,112	$14,861
3/31/2024	$13,761	$11,215	$15,039
4/30/2024	$13,598	$10,931	$14,890
5/31/2024	$13,786	$11,117	$15,060
6/30/2024	$13,877	$11,222	$15,207
7/31/2024	$14,086	$11,484	$15,506
8/31/2024	$14,317	$11,649	$15,753
9/30/2024	$14,528	$11,805	$16,011
10/31/2024	$14,358	$11,512	$15,924
11/30/2024	$14,571	$11,634	$16,108
12/31/2024	$14,423	$11,444	$16,039

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	6.99%	2.24%	3.93%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,916,287,985
Holdings Count | Holding	923
Advisory Fees Paid, Amount	$ 90,709,003
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158207
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R6
Trading Symbol	LBNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.09%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,038	$10,070	$9,939
8/31/2015	$9,809	$10,055	$9,763
9/30/2015	$9,640	$10,123	$9,513
10/31/2015	$9,857	$10,125	$9,771
11/30/2015	$9,756	$10,098	$9,553
12/31/2015	$9,564	$10,065	$9,307
1/31/2016	$9,370	$10,204	$9,159
2/29/2016	$9,346	$10,276	$9,202
3/31/2016	$9,714	$10,371	$9,609
4/30/2016	$9,978	$10,410	$9,993
5/31/2016	$10,033	$10,413	$10,065
6/30/2016	$10,155	$10,600	$10,174
7/31/2016	$10,424	$10,667	$10,431
8/31/2016	$10,590	$10,655	$10,664
9/30/2016	$10,634	$10,649	$10,732
10/31/2016	$10,608	$10,567	$10,766
11/30/2016	$10,638	$10,317	$10,723
12/31/2016	$10,765	$10,332	$10,934
1/31/2017	$10,931	$10,352	$11,081
2/28/2017	$11,071	$10,422	$11,254
3/31/2017	$11,074	$10,416	$11,230
4/30/2017	$11,186	$10,497	$11,357
5/31/2017	$11,271	$10,577	$11,458
6/30/2017	$11,300	$10,567	$11,471
7/31/2017	$11,454	$10,612	$11,603
8/31/2017	$11,483	$10,707	$11,600
9/30/2017	$11,596	$10,656	$11,704
10/31/2017	$11,708	$10,663	$11,750
11/30/2017	$11,721	$10,649	$11,718
12/31/2017	$11,792	$10,698	$11,752
1/31/2018	$11,907	$10,575	$11,828
2/28/2018	$11,749	$10,474	$11,718
3/31/2018	$11,679	$10,542	$11,645
4/30/2018	$11,665	$10,463	$11,723
5/31/2018	$11,711	$10,538	$11,721
6/30/2018	$11,684	$10,525	$11,761
7/31/2018	$11,773	$10,527	$11,893
8/31/2018	$11,908	$10,595	$11,979
9/30/2018	$11,954	$10,527	$12,049
10/31/2018	$11,646	$10,444	$11,851
11/30/2018	$11,589	$10,506	$11,744
12/31/2018	$11,372	$10,699	$11,486
1/31/2019	$11,803	$10,813	$12,014
2/28/2019	$11,973	$10,806	$12,217
3/31/2019	$12,159	$11,014	$12,336
4/30/2019	$12,298	$11,017	$12,509
5/31/2019	$12,280	$11,212	$12,350
6/30/2019	$12,607	$11,353	$12,653
7/31/2019	$12,683	$11,378	$12,717
8/31/2019	$12,743	$11,673	$12,767
9/30/2019	$12,692	$11,611	$12,807
10/31/2019	$12,736	$11,646	$12,837
11/30/2019	$12,747	$11,640	$12,872
12/31/2019	$12,933	$11,632	$13,141
1/31/2020	$13,073	$11,855	$13,142
2/29/2020	$13,004	$12,069	$12,938
3/31/2020	$11,410	$11,998	$11,416
4/30/2020	$11,879	$12,211	$11,850
5/31/2020	$12,365	$12,268	$12,387
6/30/2020	$12,558	$12,345	$12,505
7/31/2020	$13,061	$12,530	$13,098
8/31/2020	$13,270	$12,428	$13,229
9/30/2020	$13,132	$12,422	$13,092
10/31/2020	$13,207	$12,366	$13,151
11/30/2020	$13,715	$12,488	$13,678
12/31/2020	$13,955	$12,505	$13,939
1/31/2021	$14,013	$12,415	$13,993
2/28/2021	$14,156	$12,236	$14,042
3/31/2021	$14,081	$12,083	$14,066
4/30/2021	$14,241	$12,178	$14,220
5/31/2021	$14,269	$12,218	$14,261
6/30/2021	$14,398	$12,304	$14,456
7/31/2021	$14,440	$12,442	$14,506
8/31/2021	$14,517	$12,418	$14,586
9/30/2021	$14,423	$12,310	$14,592
10/31/2021	$14,517	$12,307	$14,565
11/30/2021	$14,441	$12,344	$14,414
12/31/2021	$14,448	$12,312	$14,685
1/31/2022	$13,987	$12,047	$14,282
2/28/2022	$13,805	$11,912	$14,154
3/31/2022	$13,593	$11,581	$14,025
4/30/2022	$13,204	$11,142	$13,515
5/31/2022	$13,176	$11,214	$13,548
6/30/2022	$12,539	$11,038	$12,625
7/31/2022	$12,990	$11,307	$13,385
8/31/2022	$12,799	$10,988	$13,067
9/30/2022	$12,328	$10,513	$12,543
10/31/2022	$12,518	$10,377	$12,901
11/30/2022	$12,786	$10,759	$13,143
12/31/2022	$12,639	$10,710	$13,046
1/31/2023	$13,055	$11,040	$13,556
2/28/2023	$12,779	$10,754	$13,383
3/31/2023	$12,892	$11,027	$13,532
4/30/2023	$12,948	$11,094	$13,665
5/31/2023	$12,765	$10,973	$13,536
6/30/2023	$12,916	$10,934	$13,757
7/31/2023	$13,031	$10,927	$13,955
8/31/2023	$12,961	$10,857	$13,997
9/30/2023	$12,740	$10,581	$13,833
10/31/2023	$12,595	$10,414	$13,661
11/30/2023	$13,153	$10,886	$14,285
12/31/2023	$13,545	$11,302	$14,813
1/31/2024	$13,595	$11,271	$14,817
2/29/2024	$13,643	$11,112	$14,861
3/31/2024	$13,829	$11,215	$15,039
4/30/2024	$13,666	$10,931	$14,890
5/31/2024	$13,876	$11,117	$15,060
6/30/2024	$13,968	$11,222	$15,207
7/31/2024	$14,181	$11,484	$15,506
8/31/2024	$14,394	$11,649	$15,753
9/30/2024	$14,628	$11,805	$16,011
10/31/2024	$14,437	$11,512	$15,924
11/30/2024	$14,672	$11,634	$16,108
12/31/2024	$14,505	$11,444	$16,039

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	7.09%	2.32%	3.99%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 21,916,287,985
Holdings Count | Holding	923
Advisory Fees Paid, Amount	$ 90,709,003
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.